January 2023
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Edward Przybycien
Account Administrator
312-332-7535
Edward.Przybycien@usbank.com
https://pivot.usbank.com/
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Barclays Bank PLC
Mortgage Loan Seller:
Natixis Real Estate Capital LLC
Mortgage Loan Seller:
Redwood Commercial Mortgage Corporation
Mortgage Loan Seller:
UBS Real Estate Securities Inc.
Depositor:
Barclay's Commercial Mortgage Securities LLC
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Midland Loan Services, a Division of PNC Bank, National
Association
Special Servicer:
Rialto Capital Advisors, LLC
Operating Advisor:
Park Bridge Lender Services LLC
Swap Counterparty:
Deutsche Bank AG, New York Branch
Payment Date:
Jan 12, 2023
Prior Payment:
Dec 12, 2022
Next Payment:
Feb 10, 2023
Record Date:
Dec 30, 2022
Determination Date:
Jan 6, 2023
First Payment Date:
May 10, 2013
Closing Date:
Apr 25, 2013
Cut-off Date:
Apr 1, 2013
Final Distribution Date:
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Statement to Certificateholders

REO Status Report

REO Additional Detail

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Historical Liquidation Loss Loan Detail

Historical Loan Modification Report

Historical Loan Modification Report

Interest Adjustment Reconciliation

Defeased Loan Detail

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Delinquency Summary Report

Mortgage Loan Characteristics

January 2023
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
Next
Exchangeable
Pass-Through
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
0.8022%
0.8022%
65,700,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
2.0668%
2.0668%
43,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
2.9707%
2.9707%
155,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
3.2443%
3.2443%
461,130,000.00
310,829,844.97
171,507,029.36
840,354.39
172,347,383.75
0.00
139,322,815.61
A-SB
2.7877%
2.7877%
87,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S
3.4688%
3.4688%
111,734,000.00
111,734,000.00
0.00
322,985.75
322,985.75
0.00
111,734,000.00
X-A
1.0201%
0.9689%
1,018,564,000.00
422,563,844.97
0.00
359,221.03
359,221.03
0.00
251,056,815.61
X-B
0.3879%
0.3810%
140,883,000.00
140,883,000.00
0.00
45,536.09
45,536.09
0.00
140,883,000.00
X-C
0.8238%
0.8131%
87,444,979.00
87,444,979.00
0.00
60,029.57
60,029.57
0.00
87,444,979.00
A-3FL*
5.0643%
5.2199%
95,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
100.00%
B
3.8751%
3.8751%
90,683,000.00
90,683,000.00
0.00
292,838.08
292,838.08
0.00
90,683,000.00
C
4.0458%
4.0351%
50,200,000.00
50,200,000.00
0.00
169,248.49
169,248.49
0.00
50,200,000.00
D
4.3238%
4.3131%
48,580,000.00
48,580,000.00
0.00
175,041.06
175,041.06
0.00
48,580,000.00
E
3.5000%
3.5000%
25,910,000.00
25,910,000.00
0.00
75,570.83
75,570.83
0.00
25,910,000.00
F
3.5000%
3.5000%
19,432,000.00
19,432,000.00
0.00
56,676.67
56,676.67
0.00
19,432,000.00
G
3.5000%
3.5000%
42,102,979.00
42,102,979.00
0.00
83,550.39
83,550.39
0.00
42,102,979.00
R
0.0000%
0.0000%
100.00
100.00
0.00
0.00
0.00
0.00
100.00
LR
0.0000%
0.0000%
100.00
100.00
0.00
0.00
0.00
0.00
100.00
Totals:
1,295,471,979.00
699,471,823.97
171,507,029.36
2,481,052.35
173,988,081.71
0.00
527,964,794.61
*The Exchange/Exchangeable Certificates
PAYMENT DETAIL

January 2023
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
Next
Exchangeable
Pass-Through
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-3FX*
3.2070%
3.2070%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00
*The Exchange/Exchangeable Certificates
EXCHANGEABLE CERTIFICATE DETAIL

January 2023
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
90349GBC8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
90349GBD6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
90349GBE4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
90349GBF1
0.67406121
371.92771965
1.82238065
373.75010030
0.00000000
0.30213349
A-SB
90349GBG9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-S
90349GBH7
1.00000000
0.00000000
2.89066667
2.89066667
0.00000000
1.00000000
X-A
90349GAG0
0.41486234
0.00000000
0.35267399
0.35267399
0.00000000
0.24648114
X-B
90349GAJ4
1.00000000
0.00000000
0.32321920
0.32321920
0.00000000
1.00000000
X-C
90349GAM7
1.00000000
0.00000000
0.68648390
0.68648390
0.00000000
1.00000000
A-3FL*
90349GAC9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
B
90349GAN5
1.00000000
0.00000000
3.22925002
3.22925002
0.00000000
1.00000000
C
90349GAQ8
1.00000000
0.00000000
3.37148386
3.37148386
0.00000000
1.00000000
D
90349GAS4
1.00000000
0.00000000
3.60315068
3.60315068
0.00000000
1.00000000
E
90349GAU9
1.00000000
0.00000000
2.91666654
2.91666654
0.00000000
1.00000000
F
90349GAX3
1.00000000
0.00000000
2.91666684
2.91666684
0.00000000
1.00000000
G
90349GAZ8
1.00000000
0.00000000
1.98442942
1.98442942
0.00000000
1.00000000
R
90349GBA2
1.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.00000000
LR
90349GBB0
1.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.00000000
A-3FX*
90349GAA3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
*The Exchange/Exchangeable Certificates
FACTOR DETAIL

January 2023
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Ending
Realized
Class
Balance
Principal
Principal
Loss
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
A-4
310,829,844.97
619,389.65
170,887,639.71
0.00
139,322,815.61
0.00
A-SB
0.00
0.00
0.00
0.00
0.00
0.00
A-S
111,734,000.00
0.00
0.00
0.00
111,734,000.00
0.00
A-3FL*
0.00
0.00
0.00
0.00
0.00
0.00
B
90,683,000.00
0.00
0.00
0.00
90,683,000.00
0.00
C
50,200,000.00
0.00
0.00
0.00
50,200,000.00
0.00
D
48,580,000.00
0.00
0.00
0.00
48,580,000.00
0.00
E
25,910,000.00
0.00
0.00
0.00
25,910,000.00
0.00
F
19,432,000.00
0.00
0.00
0.00
19,432,000.00
0.00
G
42,102,979.00
0.00
0.00
0.00
42,102,979.00
0.00
Totals:
699,471,823.97
619,389.65
170,887,639.71
0.00
527,964,794.61
0.00
*The Exchange/Exchangeable Certificates
PRINCIPAL DETAIL

January 2023
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Reimbursement
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
of Realized Loss
Shortfall
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
840,354.39
0.00
0.00
0.00
0.00
840,354.39
0.00
A-SB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S
322,985.75
0.00
0.00
0.00
0.00
322,985.75
0.00
X-A
359,221.03
0.00
0.00
0.00
0.00
359,221.03
0.00
X-B
45,536.09
0.00
0.00
0.00
0.00
45,536.09
0.00
X-C
60,029.57
0.00
0.00
0.00
0.00
60,029.57
0.00
A-3FL*
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B
292,838.08
0.00
0.00
0.00
0.00
292,838.08
0.00
C
169,248.49
0.00
0.00
0.00
0.00
169,248.49
0.00
D
175,041.06
0.00
0.00
0.00
0.00
175,041.06
0.00
E
75,570.83
0.00
0.00
0.00
0.00
75,570.83
0.00
F
56,676.67
0.00
0.00
0.00
0.00
56,676.67
0.00
G
122,800.36
0.00
0.00
39,249.97
0.00
83,550.39
946,840.94
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
LR
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
2,520,302.32
0.00
0.00
39,249.97
0.00
2,481,052.35
946,840.94
*The Exchange/Exchangeable Certificates
INTEREST DETAIL

UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
January 2023
Interest
Fees
Scheduled Interest
2,617,666.46
Master Servicing Fee
12,269.85
Interest Adjustments
0.00
Trustee/Certificate Administrator Fee
331.28
Deferred Interest
0.00
Operating Advisor Fee
752.93
Net Prepayment Shortfall
0.00
Special Servicing Fee
39,301.85
Net Prepayment Interest Excess
0.00
Workout Fee
1,221.31
Interest Reserve Deposit/Withdrawal
(84,010.08)
Liquidation Fee
0.00
Libor Settlement(ISDAFix)
0.00
Special Serv Fee plus Adj.
0.00
Interest Collections
2,533,656.38
Miscellaneous Fee
0.00
Fee Distributions
53,877.22
Principal
Scheduled Principal
619,389.65
Unscheduled Principal
170,887,639.71
Additional Trust Fund Expenses
Principal Adjustments
0.00
Reimbursed for Interest on Advances
(1,273.19)
Principal Collections
171,507,029.36
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Additional Trust Fund Expenses
(1,273.19)
Other
Yield Maintenance
0.00
Payments to Certificateholders
Swap Counterparty
0.00
Interest Distribution
2,481,052.35
Other Collections
0.00
Principal Distribution
171,507,029.36
Yield Maintenance
0.00
Swap Counterparty
0.00
Payments to Certificateholders
173,988,081.71
Total Collection
174,040,685.74
Total Distribution
174,040,685.74
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution

UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
January 2023
Interest Accrual Period:
December 1-December 31
Mortgage Loans
Trust
Interest
Current LIBOR:
4.2743%
Losses
Fund Expenses
Shortfalls
Next LIBOR:
4.4299%
Current Collection Period
0.00
0.00
0.00
Stated Principal Balance
Aggregate for All
Beginning
Ending
Prior Collection Periods
0.00
6,926.83
15,902.20
699,471,824.65
527,964,795.29
Swap Counterparty
Cert Administrator Account
Termination Payment
0.00
Beg Balance Withdraw/Deposit
End Balance
Interest Reserve
0.00
84,010.08
84,010.08
Payment in connection with
Floating Rate
0.00
0.00
0.00
acquisition of replacement Swap Agreement
0.00
Excess Liquidation Proceeds
0.00
0.00
0.00
Disclosable Special Servicer Fees
Mortgage Pool
Commission
0.00
Available Funds
174,040,685.74
Brokerage Fee
0.00
Class A-3FL Available Funds
0.00
Rebate
0.00
Shared Fee
0.00
P&I Advances:
Master
Special
Other
0.00
Servicer
Servicer
Trustee
Total P&I Advance
0.00
0.00
0.00
Controlling Class:
F
Total Current Advances
0.00
0.00
0.00
Controlling Class (Class F) Representative: RREF CMBS AIV, LP c/o Rialto Capital Advisors, LLC
Aggregate Cert Balance of Control
Cumulative Advances
253,183.82
0.00
0.00
Eligible Certs:
87,444,979.00
Interest on Advances
(1,273.19)
0.00
0.00
Principal Distribution Amount
171,507,029.36
ADDITIONAL RECONCILIATION DETAIL

UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
January 2023
Count
Balance
Count
Balance
ADDITIONAL LOAN DETAIL
(Foreclosure Proceedings Commenced, but not REO Property)
Specially Serviced Loans that are not Delinquent
Current but not Specially Serviced Loans

UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
January 2023
Proceeds of Any
Liquidation
Other
Portion Included
Asset Number
Repurchase
Proceeds
Amounts
in Avail Funds
ADDITIONAL LOAN DETAIL
Or Otherwise Liquidated Or Disposed During Relating Collection Period
Mortgage Loans Repurchased By Mortgage Loan Seller

UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
January 2023
Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
UBS Real Estate Securities Inc.
8/12/2022
Barclays Bank PLC
11/3/2022
Redwood Commercial Mortgage Corporation
1/26/2022
Natixis Real Estate Capital LLC
2/15/2022
Barclays Commercial Mortgage Securities LLC
11/3/2022
ADDITIONAL LOAN DETAIL
Repurchase/Replacement
Status
1541886
312070
1567746
1542256
1541480

January 2023
REO STATUS REPORT
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
30291916
FL
43,000,000.00
43,073,468.93
54,000,000.00
14,949,072.06
08/30/2022
Plantation
Retail
43,000,000.00
03/25/2022
30291917
FL
52,000,000.00
52,078,455.65
54,000,000.00
14,949,072.06
08/30/2022
Plantation
Retail
52,000,000.00
03/25/2022
Count:
Totals:
2
95,000,000.00
95,151,924.58
108,000,000.00
29,898,144.12
95,000,000.00
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

January 2023
ADDITIONAL RECONCILIATION DETAIL
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

January 2023
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

January 2023
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
11,255,903.03
0.00
1
0
0.00
0
0
0.00
2
95,000,000.00
Jan 2023
0.00
0.0%
2.1%
0.0%
0.0%
0.0%
18.0%
13
170,887,639.71
32.4%
0
0.00
0.00
0
0
0.00
0
0
0.00
2
95,000,000.00
Dec 2022
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
13.6%
9
201,647,539.60
28.8%
0
0.00
0.00
0
0
0.00
0
0
0.00
2
95,000,000.00
Nov 2022
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
10.5%
4
24,115,272.39
2.7%
0
0.00
0.00
0
0
0.00
0
2
95,000,000.00
0
0.00
Oct 2022
0.00
0.0%
0.0%
0.0%
0.0%
10.2%
0.0%
7
41,484,232.34
4.5%
0
95,000,000.00
0.00
2
0
0.00
0
0
0.00
0
0.00
Sep 2022
0.00
0.0%
9.8%
0.0%
0.0%
0.0%
0.0%
5
82,971,539.08
8.6%
2
0.00
95,000,000.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2022
0.00
9.0%
0.0%
0.0%
0.0%
0.0%
0.0%
2
33,873,017.91
3.2%
0
95,000,000.00
0.00
2
0
0.00
0
0
0.00
0
0.00
Jul 2022
0.00
0.0%
8.7%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
2
95,000,000.00
0
0
0.00
0
0.00
Jun 2022
0.00
0.0%
0.0%
8.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
2
95,000,000.00
0
0
0.00
0
0.00
May 2022
0.00
0.0%
0.0%
8.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
95,000,000.00
0.00
2
0
0.00
0
0
0.00
0
0.00
Apr 2022
0.00
0.0%
8.7%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
2
95,000,000.00
0
0
0.00
0
0.00
Mar 2022
0.00
0.0%
0.0%
8.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
95,000,000.00
0.00
2
0
0.00
0
0
0.00
0
0.00
Feb 2022
0.00
0.0%
8.7%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
2
95,000,000.00
0
0
0.00
0
0.00
Jan 2022
0.00
0.0%
0.0%
8.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
2
95,000,000.00
0
0
0.00
0
0.00
Dec 2021
0.00
0.0%
0.0%
8.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
31,130,074.36
0.00
1
2
95,000,000.00
0
0
0.00
0
0.00
Nov 2021
0.00
0.0%
2.8%
8.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

January 2023
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

January 2023
HISTORICAL LOAN MODIFICATION REPORT
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

January 2023
HISTORICAL LOAN MODIFICATION REPORT
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Old P&I
Modified
Note Rate
Modified
Payment
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
30292029
5/6/2020
0.00
0.00
4.8325
0.00
0.0000
0.00
4/6/2023
10
30304833
11/30/2020
0.00
0.00
4.6630
0.00
0.0000
0.00
2/6/2023
8
*Modification Code: 1 = Maturity Date Extension; 2 = Amortization Change; 3 = Principal Write-Off; 4 =Not Used; 5 = Temporary Rate Reduction;
6 = Capitalization on Interest; 7 = Capitalization on Taxes; 8 = Other; 9 = RCombination; 10 = Forbearance.

January 2023
INTEREST ADJUSTMENT RECONCILIATION
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
0.00
0.00
0.00
0.00
0.00
0.00
-1.16
0.00
0.00
0.00
0.00
0.00
30291690
0.00
0.00
0.00
0.00
0.00
0.00
-458.37
0.00
0.00
0.00
0.00
0.00
30291848
10,760.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
49,876,235.11
0.00
0.00
30291883
9,256.94
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
43,000,000.00
0.00
0.00
30291916
11,194.44
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
52,000,000.00
0.00
0.00
30291917
0.00
0.00
0.00
0.00
0.00
0.00
-71.71
0.00
0.00
0.00
0.00
0.00
30291925
0.00
0.00
761.41
0.00
0.00
0.00
0.00
0.00
0.00
10,146,677.26
0.00
0.00
30291926
0.00
0.00
0.00
0.00
0.00
0.00
-136.03
0.00
0.00
2,906,741.63
0.00
0.00
30291928
2,429.09
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
11,255,903.03
0.00
0.00
30291943
0.00
0.00
459.90
0.00
0.00
0.00
0.00
0.00
0.00
6,010,350.01
0.00
0.00
30292029
0.00
0.00
0.00
0.00
0.00
0.00
-508.16
0.00
0.00
0.00
0.00
0.00
30304818
0.00
0.00
0.00
0.00
0.00
0.00
-19.62
0.00
0.00
0.00
0.00
0.00
30304819
0.00
0.00
0.00
0.00
0.00
0.00
-78.14
0.00
0.00
0.00
0.00
0.00
30304820
617.92
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,333,411.56
0.00
0.00
30304821
5,043.46
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
23,339,795.06
0.00
0.00
30304826
204,869,113.66
Count:
Totals:
13
39,301.85
0.00
1,221.31
0.00
0.00
0.00
-1,273.19
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
39,249.97
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

January 2023
DEFEASED LOAN DETAIL
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
3,250,772.74
04/06/2023
5.07
F
30292049
3,304,117.43
04/06/2023
4.19
F
30304822
6,554,890.17
Count:
Totals:
2
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

January 2023
APPRAISAL REDUCTION REPORT
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
30291916
01/01/2023
20,153,286.55
05/06/2022
54,000,000.00
03/25/2022
0.00
64,876.79
30291917
01/01/2023
24,371,416.28
05/06/2022
54,000,000.00
03/25/2022
0.00
78,455.65
Count:
Totals:
2
44,524,702.83
108,000,000.00
0.00
143,332.44

January 2023
LOAN LEVEL DETAIL
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
30291254
Lodging
FL
10/05/22
08/05/22
30291479
Mobile Home
WI
12/05/22
09/05/22
30291480
Multifamily
TX
12/05/22
10/05/22
30291585
Warehouse
FL
12/06/22
10/11/22
30291591
Multifamily
TX
01/06/23
09/11/22
30291622
Self Storage
NH
01/06/23
11/11/22
30291638
Retail
SC
01/06/23
09/06/22
30291653
Self Storage
NJ
01/06/23
12/11/22
30291686
Multifamily
MI
01/06/23
10/11/22
30291688
Multifamily
MI
01/06/23
10/11/22
30291689
Lodging
IN
01/06/23
N
0.00
17,317.90
4,362,969.31 01/11/23
01/06/23
0.00
0
17,317.90
0.00
4.610
3.27
12/31/21
30291690
Industrial
NY
01/06/23
N
0.00
10,335.21
2,637,842.83 01/11/23
01/06/23
0.00
0
10,335.21
0.00
4.550
3.38
12/31/21
30291730
Multifamily
TX
01/06/23
10/10/20
30291752
Retail
TN
02/06/23
10/06/22
30291753
Retail
GA
02/06/23
N
5,975,401.71
36,314.55
0.00
01/06/23
0.00
0
21,453.29
0.00
4.159
1.85
12/31/21
30291791
Retail
CA
02/01/23
09/01/22
30291811
Self Storage
TX
02/06/23
12/11/22
30291823
Multifamily
CA
02/06/23
11/11/22
30291848
Mixed Use
PA
02/06/23
N
0.00
65,306.89
18,556,462.02 01/11/23
01/06/23
0.00
0
65,306.89
0.00
4.087
2.60
12/31/21
30291850
Multifamily
TX
02/06/23
10/11/22
30291854
Self Storage
XX
02/06/23
11/11/22
30291855
Self Storage
CO
02/06/23
12/11/22
30291864
Retail
NY
02/06/23
12/06/22
30291882
Self Storage
NJ
02/06/23
12/11/22
30291883
Retail
07/15/22 GU
03/06/23
N
49,876,235.11
329,225.65
0.00
01/06/23
0.00
0
223,528.23
0.00
5.194
0.40
12/31/21
30291916
Retail
06/01/20 FL
03/01/23
N
43,000,000.00
143,778.86
0.00
01/01/23
0.00
0
143,778.86
0.00
3.883
0.00
30291917
Retail
06/15/20 FL
03/01/23
N
52,000,000.00
173,872.11
0.00
01/01/23
0.00
0
173,872.11
0.00
3.883
0.00
30291925
Multifamily
WA
03/06/23
N
0.00
15,171.43
3,900,039.67 01/11/23
01/06/23
0.00
0
15,171.43
0.00
4.518
0.00
30291926
Lodging
04/23/18 CA
03/06/23
N
10,146,677.26
76,140.56
0.00
01/06/23
0.00
0
39,263.96
0.00
4.478
3.12
12/31/21
30291927
Multifamily
NY
03/06/23
12/11/22
30291928
Multifamily
TX
03/05/23
N
2,906,741.63
19,141.12
0.00
01/05/23
0.00
0
12,953.15
0.00
5.164
2.25
12/31/21
30291929
Retail
CA
02/01/23
09/01/22
30291934
Lodging
TX
03/06/23
N
6,982,427.13
54,922.02
0.00
01/06/23
0.00
0
31,440.28
0.00
5.212
1.28
12/31/21
30291935
Retail
TX
03/06/20
03/10/20
30291941
Self Storage
NM
03/06/23
N
0.00
12,957.22
3,127,319.57 01/11/23
01/06/23
0.00
0
12,957.22
0.00
4.812
0.00
30291942
Office
FL
03/03/18
12/10/17
30291943
Retail
10/13/22 NY
03/06/23
N
11,255,903.03
68,360.30
0.00
10/06/22
0.00
2
40,687.48
0.00
4.188
1.41
12/31/21
30291950
Lodging
FL
03/06/23
12/11/22
30291951
Retail
NY
03/06/23
N
65,000,000.00
252,182.85
0.00
01/06/23
0.00
0
252,182.85
0.00
4.506
2.21
12/31/21
30291952
Retail
NY
03/06/23
N
50,000,000.00
193,986.81
0.00
01/06/23
0.00
0
193,986.81
0.00
4.506
2.10
12/31/21
30291953
Retail
NY
03/06/23
N
45,000,000.00
174,588.13
0.00
01/06/23
0.00
0
174,588.13
0.00
4.506
2.28
12/31/21

January 2023
LOAN LEVEL DETAIL
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
30291961
Lodging
FL
03/06/18
01/11/18
30291962
Mixed Use
FL
03/06/23
12/11/22
30291970
Industrial
NJ
03/06/23
N
7,331,647.92
45,984.83
0.00
01/06/23
0.00
0
28,928.68
0.00
4.572
1.59
12/31/21
30292014
Office
PA
04/06/23
N
0.00
254,870.28
66,400,088.08 01/11/23
01/06/23
0.00
0
254,870.28
0.00
4.458
0.00
30292025
Lodging
NY
04/06/18
02/11/18
30292029
Lodging
03/19/20 MD
04/06/23
N
6,010,350.01
45,989.82
0.00
01/06/23
0.00
0
25,097.92
0.00
4.833
0.56
12/31/21
30292040
Industrial
MO
04/06/23
N
0.00
36,406.08
8,935,438.19 01/06/23
01/06/23
0.00
0
36,406.08
0.00
4.732
2.24
12/31/21
30292047
Lodging
FL
04/06/23
N
6,654,448.36
41,646.68
0.00
01/06/23
0.00
0
26,262.00
0.00
4.573
4.22
12/31/21
30292049
Retail
XX
04/06/23
N
3,250,772.74
33,514.96
0.00
01/06/23
0.00
0
14,267.91
0.00
5.067
0.00
30304815
Multifamily
TX
04/06/18
01/06/18
30304816
Self Storage
DC
04/06/23
N
6,454,617.45
39,214.82
0.00
01/06/23
0.00
0
23,512.42
0.00
4.220
2.13
12/31/21
30304817
Self Storage
DE
04/06/23
N
4,356,867.30
26,470.00
0.00
01/06/23
0.00
0
15,870.89
0.00
4.220
2.81
12/31/21
30304818
Multifamily
TN
04/06/23
N
0.00
47,545.96
13,084,043.93 01/06/23
01/06/23
0.00
0
47,545.96
0.00
4.220
0.00
30304819
Multifamily
AL
04/06/23
N
0.00
57,490.22
15,820,576.73 01/06/23
01/06/23
0.00
0
57,490.22
0.00
4.220
0.00
30304820
Multifamily
TN
04/06/23
N
0.00
57,800.97
15,906,092.89 01/06/23
01/06/23
0.00
0
57,800.97
0.00
4.220
0.00
30304821
Lodging
12/22/22 NY
02/06/23
N
6,333,411.56
48,790.56
0.00
12/06/22
0.00
A
26,366.57
0.00
4.818
1.66
12/31/21
30304822
Retail
NE
04/06/23
N
3,304,117.43
20,016.22
0.00
01/06/23
0.00
0
11,939.17
0.00
4.186
0.00
30304823
Retail
CA
02/06/23
12/11/22
30304824
Office
CA
03/06/23
10/11/22
30304825
Mixed Use
CT
02/06/23
11/11/22
30304826
Retail
05/03/22 NY
03/06/23
N
23,339,795.06
171,213.20
0.00
01/06/23
0.00
0
83,317.98
0.00
4.130
1.19
12/31/21
30304827
Retail
AL
03/06/23
N
5,335,424.51
30,546.82
0.00
01/06/23
0.00
0
19,162.67
0.00
4.162
1.88
12/31/21
30304828
Retail
GA
03/06/23
N
70,182,891.80
358,219.91
0.00
01/06/23
0.00
0
227,055.81
0.00
3.750
1.73
12/31/21
30304829
Self Storage
FL
04/06/23
N
2,299,577.76
14,606.13
0.00
01/06/23
0.00
0
9,427.10
0.00
4.750
4.25
12/31/21
30304830
Lodging
04/04/20 AR
04/06/23
N
0.00
15,448.88
3,761,139.92 01/11/23
01/06/23
0.00
0
15,448.88
0.00
4.770
1.55
12/31/21
30304831
Office
XX
04/06/23
08/11/22
30304832
Lodging
IN
04/06/23
N
0.00
22,543.66
5,747,472.06 01/11/23
01/06/23
0.00
0
22,543.66
0.00
4.555
0.00
30304833
Retail
AZ
02/06/23
N
7,439,576.95
46,968.06
0.00
01/06/23
0.00
0
29,940.96
0.00
4.663
1.97
12/31/21
30304834
Retail
IL
04/06/23
N
4,050,312.66
26,154.73
0.00
01/06/23
0.00
0
17,302.19
0.00
4.950
0.84
12/31/21
30304835
Multifamily
TX
04/06/23
N
6,177,597.91
39,531.44
0.00
01/06/23
0.00
0
25,804.07
0.00
4.840
2.08
12/31/21
30304836
Retail
CA
04/06/23
N
10,300,000.00
35,921.25
0.00
01/06/23
0.00
0
35,921.25
0.00
4.050
1.95
12/31/21
30304837
Office
FL
04/06/23
N
0.00
31,277.49
8,648,154.51 01/11/23
01/06/23
0.00
0
31,277.49
0.00
4.200
0.00
30304838
Office
OH
04/06/28
08/11/21
30304839
Mixed Use
CA
04/06/23
N
13,000,000.00
45,281.53
0.00
01/06/23
0.00
0
45,281.53
0.00
4.045
2.75
12/31/21
527,964,795.29
3,237,056.11 170,887,639.71
0.00
75
Totals:
Count:
2,617,666.46
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

January 2023
MATERIAL BREACHES AND DOCUMENT DEFECTS
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

January 2023
Delinquency Summary Report
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
25
421,708,892.26
79.87%
421,731,316.25
0
0.00
0.00%
0.00
1
11,255,903.03
2.13%
11,339,929.99
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
26
432,964,795.29
82.01%
433,071,246.24
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
2
95,000,000.00
17.99%
95,000,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
95,000,000.00
17.99%
95,000,000.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
27
516,708,892.26
97.87%
516,731,316.25
0
0.00
0.00%
0.00
1
11,255,903.03
2.13%
11,339,929.99
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
28
527,964,795.29
100.00%
528,071,246.24
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

January 2023
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Count
Balance ($)
%
0M to 4.9M
6
$20,168,389.52
3.82%
5M to 9.9M
10
$64,694,903.51
12.25%
10M to 14.9M
4
$44,702,580.29
8.47%
20M to 24.9M
1
$23,339,795.06
4.42%
40M to 44.9M
1
$43,000,000.00
8.14%
45M to 49.9M
2
$94,876,235.11
17.97%
50M to 54.9M
2
$102,000,000.00
19.32%
65M to 69.9M
1
$65,000,000.00
12.31%
70M to 74.9M
1
$70,182,891.80
13.29%
Total
28
$527,964,795.29
100.00%
Remaining Principal Balance
Count
Balance ($)
%
3.750% - 3.990%
3
$165,182,891.80
31.29%
4.000% - 4.240%
9
$83,322,126.49
15.78%
4.250% - 4.490%
1
$10,146,677.26
1.92%
4.500% - 4.740%
6
$181,425,673.23
34.36%
4.750% - 4.990%
5
$24,871,249.90
4.71%
5.000% - 5.240%
4
$63,016,176.61
11.94%
Total
28
$527,964,795.29
100.00%
Gross Rate
Total Weighted Average Rate: 4.33%

January 2023
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Count
Balance ($)
%
NEW YORK
6
$200,929,109.65
38.06%
FLORIDA
4
$103,954,026.12
19.69%
GEORGIA
2
$76,158,293.51
14.42%
GUAM
1
$49,876,235.11
9.45%
CALIFORNIA
3
$33,446,677.26
6.34%
TEXAS
3
$16,066,766.67
3.04%
ARIZONA
1
$7,439,576.95
1.41%
NEW JERSEY
1
$7,331,647.92
1.39%
DISTRICT OF COLUMBIA
1
$6,454,617.45
1.22%
MARYLAND
1
$6,010,350.01
1.14%
ALABAMA
1
$5,335,424.51
1.01%
DELAWARE
1
$4,356,867.30
0.83%
ILLINOIS
1
$4,050,312.66
0.77%
NEBRASKA
1
$3,304,117.43
0.63%
VARIOUS
1
$3,250,772.74
0.62%
Total
28
$527,964,795.29
100.00%
Geographic Distribution by State
Count
Balance ($)
%
Industrial
1
$7,331,647.92
1.39%
Lodging
5
$36,127,314.32
6.84%
Mixed Use
1
$13,000,000.00
2.46%
Multifamily
2
$9,084,339.54
1.72%
Retail
16
$449,310,431.00
85.10%
Self Storage
3
$13,111,062.51
2.48%
Total
28
$527,964,795.29
100.00%
Property Type

January 2023
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Count
Balance ($)
%
117 - 119
28
$527,964,795.29
100.00%
Total
28
$527,964,795.29
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 118
Count
Balance ($)
%
0 - 2
17
$462,106,133.67
87.53%
3 - 5
11
$65,858,661.62
12.47%
Total
28
$527,964,795.29
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 2

January 2023
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Count
Balance ($)
%
-1.50 - -1.01
1
$23,339,795.06
4.42%
0.000 - 0.490
1
$49,876,235.11
9.45%
1.000 - 1.490
4
$24,567,338.44
4.65%
1.500 - 1.990
8
$197,262,410.52
37.36%
2.000 - 2.490
6
$176,921,292.29
33.51%
2.500 - 2.990
4
$26,597,020.49
5.04%
3.000 - 3.490
1
$10,300,000.00
1.95%
3.500 - 3.990
1
$10,146,677.26
1.92%
4.500 - 4.990
2
$8,954,026.12
1.70%
Total
28
$527,964,795.29
100.00%
DSCR
Total Weighted Average DSCR: 1.80
Count
Balance ($)
%
Amortizing Balloon
19
$174,146,478.98
32.98%
Other
9
$353,818,316.31
67.02%
Total
28
$527,964,795.29
100.00%
Amortization Type